Pension and Postretirement Expense Level 4 (Details) - Amounts Recognized in Other Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Actuarial losses	$ 17
Prior Service Cost from Plan Amendments	2
Amortization of prior service cost	0
Amortization of net (losses) gains	7
Loss (Gain) recognized in other comprehensive income	12
Deferred income taxes	(5)
Loss (Gain) recognized in other comprehensive income, net of tax	7
Foreign Pension Plans, Defined Benefit [Member]
Actuarial losses	118
Prior Service Cost from Plan Amendments	0
Amortization of prior service cost	(1)
Amortization of net (losses) gains	0
Loss (Gain) recognized in other comprehensive income	117
Deferred income taxes	(22)
Loss (Gain) recognized in other comprehensive income, net of tax	95
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Actuarial losses	0
Prior Service Cost from Plan Amendments	0
Amortization of prior service cost	7
Amortization of net (losses) gains	0
Loss (Gain) recognized in other comprehensive income	7
Deferred income taxes	(3)
Loss (Gain) recognized in other comprehensive income, net of tax	4
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Actuarial losses	1
Prior Service Cost from Plan Amendments	0
Amortization of prior service cost	0
Amortization of net (losses) gains	(1)
Loss (Gain) recognized in other comprehensive income	2
Deferred income taxes	0
Loss (Gain) recognized in other comprehensive income, net of tax	$ 2